Risks Arising from Financial Instruments and Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	June 30, 2025	December 31, 2024
Financial assets
Cash and cash held in trust	£100	£16,558
Trade and other receivables	354	293,055
Loan receivable	-	469,233
	£454	£778,846
Financial liabilities
Trade and other payables	£2,126	£820,809
	£2,126	£820,809
As at (expressed in EUR)	June 30, 2025	December 31, 2024
Financial assets
Cash	€12,504	€12,504
Trade and other receivables	3,076	3,076
	€15,580	€15,580
Financial liabilities
Trade and other payables	€22,777	€838
Loans and borrowings	124,890	124,890
	€147,667	€125,728

As at (expressed in CAD)	June 30, 2025	December 31, 2024
Financial assets
Cash	$3,433,592	$5,473,500
Loans receivable	1,391,457	515,197
	$4,825,049	$5,988,697
Financial liabilities
Trade and other payables	$2,973,090	$2,809,356
Due to related party	434,691	425,962
Lease liabilities	298,812	-
Loans and borrowings	49,683	315,557
	$3,756,276	$3,550,875
The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	December 31, 2024	December 31, 2023
Financial assets
Cash	£16,558	£20,087
Trade and other receivables	293,055	104,753
Loan receivable	469,233	466,000
	£778,846	£590,840
Financial liabilities
Trade and other payables	£820,809	£998,092
Loans and borrowings	-	36,771
	£820,809	£1,034,863

As at (expressed in EUR)	December 31, 2024	December 31, 2023
Financial assets
Cash	€12,504	€46,202
Trade and other receivables	3,076	136,963
	€15,580	€183,165
Financial liabilities
Trade and other payables	€838	€2,171,878
Loans and borrowings	124,890	3,225,389
	€125,728	€5,397,267

As at (expressed in CAD)	December 31, 2024	December 31, 2023
Financial assets
Cash and cash held in trust	$5,473,500	$22,949
Loans receivable	515,197	-
	$5,988,697	$22,949
Financial liabilities
Trade and other payables	$2,809,356	$3,356,916
Due to related party	425,962	2,744,510
Holdback payable	-	511,238
Lease liabilities	-	179,412
Loans and borrowings	315,557	340,469
	$3,550,875	$7,132,545